Intangible Assets and Others, net (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Cost of intangible assets which have not yet been paid as of the reporting date	₪ 37	₪ 28	₪ 32
Discounted cash flow model period	5 years
Long-term growth rate	1.50%
Fixed-line segment [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₪ 732	732
Estimated recoverable amount	₪ 96	₪ 105